Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Communication Services: 10.1%
142,866	(1)	Alphabet, Inc. - Class A	$ 166,003,149	3 .5
2,290,695	(1)	Altice USA, Inc.	51,059,591	1 .1
1,442,628	(1)	Facebook, Inc. - Class A	240,630,350	5 .0
2,028,538	(1),(2)	Snap, Inc.	24,119,317	0 .5
			481,812,407	10 .1

		Consumer Discretionary: 14.0%
210,185	(1)	Amazon.com, Inc.	409,801,898	8 .6
480,122	(1)	Burlington Stores, Inc.	76,080,132	1 .6
745,738		Hilton Worldwide Holdings, Inc.	50,889,161	1 .1
293,795	(1)	O'Reilly Automotive, Inc.	88,446,985	1 .8
508,429		Ross Stores, Inc.	44,218,070	0 .9
			669,436,246	14 .0

		Consumer Staples: 4.7%
538,617		Church & Dwight Co., Inc.	34,568,439	0 .7
354,299		Constellation Brands, Inc.	50,792,305	1 .1
1,039,786		Mondelez International, Inc.	52,072,483	1 .1
1,170,649		Philip Morris International, Inc.	85,410,551	1 .8
			222,843,778	4 .7

		Financials: 3.2%
128,358		Aon PLC	21,184,204	0 .5
851,565		Progressive Corp.	62,879,560	1 .3
276,540		S&P Global, Inc.	67,766,127	1 .4
			151,829,891	3 .2

		Health Care: 15.5%
1,352,201		AbbVie, Inc.	103,024,194	2 .2
865,382		Baxter International, Inc.	70,260,365	1 .5
2,340,878	(1)	Boston Scientific Corp.	76,382,849	1 .6
193,717	(1)	DexCom, Inc.	52,162,177	1 .1
650,006		Eli Lilly & Co.	90,168,832	1 .9
336,182		Humana, Inc.	105,567,872	2 .2
1,895,345		Merck & Co., Inc.	145,827,844	3 .0
404,477	(1)	Vertex Pharmaceuticals, Inc.	96,245,302	2 .0
			739,639,435	15 .5

		Industrials: 6.8%
716,770		Ametek, Inc.	51,621,775	1 .1
1,199,923		CSX Corp.	68,755,588	1 .4
308,980		L3Harris Technologies, Inc.	55,653,478	1 .2
172,368		Old Dominion Freight Line	22,625,024	0 .5
237,349		Roper Technologies, Inc.	74,007,792	1 .5
623,353		Trane Technologies PLC	51,482,724	1 .1
			324,146,381	6 .8

		Information Technology: 37.6%
1,906,691	(1)	Advanced Micro Devices, Inc.	86,716,307	1 .8
1,110,262		Apple, Inc.	282,328,524	5 .9
525,307	(1),(2)	Autodesk, Inc.	82,000,423	1 .7
393,634	(1)	Cadence Design Systems, Inc.	25,995,589	0 .5
514,974		CDW Corp.	48,031,625	1 .0
1,400,492	(1)	Fiserv, Inc.	133,032,735	2 .8
442,396		Global Payments, Inc.	63,806,775	1 .3
614,726		Intuit, Inc.	141,386,980	3 .0
474,771		Lam Research Corp.	113,945,040	2 .4
3,146,910		Microsoft Corp.	496,299,176	10 .4
568,555		Motorola Solutions, Inc.	75,572,330	1 .6
454,916		NXP Semiconductor NV - NXPI - US	37,726,184	0 .8
1,300,325	(2)	Visa, Inc. - Class A	209,508,364	4 .4
			1,796,350,052	37 .6

		Materials: 1.3%
150,374		Avery Dennison Corp.	15,318,599	0 .3
582,570	(1),(2)	Berry Global Group, Inc.	19,638,435	0 .4
465,330	(1)	Crown Holdings, Inc.	27,007,753	0 .6
			61,964,787	1 .3

		Real Estate: 2.6%
576,802		American Tower Corp.	125,598,636	2 .6

	Total Common Stock
	(Cost $4,233,356,482)		4,573,621,613	95 .8

EXCHANGE-TRADED FUNDS: 2.0%
632,540		iShares Russell 1000 Growth ETF	95,292,151	2 .0

	Total Exchange-Traded Funds
	(Cost $88,791,837)		95,292,151	2 .0

	Total Long-Term Investments
	(Cost $4,322,148,319)		4,668,913,764	97 .8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Floating Rate Notes: 0.1%
625,000	(3)	Australia & New Zealand Banking Group Ltd., 1.220%, 04/09/2020	625,098	0 .0
600,000	(3)	Coöperatieve Rabobank U.A., 0.990%, 04/20/2020	600,150	0 .0
650,000	(3)	Crédit Industriel et Commercial, 1.250%, 04/09/2020	650,105	0 .0
625,000	(3)	Mizuho Financial Group Inc., 1.640%, 05/05/2020	625,295	0 .0
950,000	(3)	Oversea-Chinese Banking Corp., Ltd., 0.820%, 07/15/2020	949,286	0 .1
750,000	(3)	Skandinaviska Enskilda Banken AB, 1.780%, 05/11/2020	749,640	0 .0

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
675,000	(3)	Sumitomo Mitsui Trust Holdings, Inc., 1.190%, 04/24/2020	$ 675,208	0 .0

	Total Floating Rate Notes
	(Cost $4,874,782)		4,874,782	0 .1

		Repurchase Agreements: 0.3%
1,071,149	(3)	Bank of America Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,071,149, collateralized by various U.S. Government Securities, 0.000%-2.000%, Market Value plus accrued interest $1,092,572, due 05/31/24-09/09/49)	1,071,149	0 .0
1,730,614	(3)	BNP Paribas S.A., Repurchase Agreement dated 03/31/20, 0.33%, due 04/01/20 (Repurchase Amount $1,730,630, collateralized by various U.S. Government Securities, 2.125%-6.875%, Market Value plus accrued interest $1,817,149, due 06/15/20-03/15/39)	1,730,614	0 .0
1,985,342	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,985,343, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $2,025,049, due 05/01/20-02/20/70)	1,985,342	0 .1
4,726,303	(3)	Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $4,726,306, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-11.000%, Market Value plus accrued interest $4,820,829, due 04/15/20-01/01/59)	4,726,303	0 .1
4,154,716	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/20, 0.16%, due 04/01/20 (Repurchase Amount $4,154,734, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,247,952, due 04/01/20-09/09/49)	$ 4,154,716	0 .1

	Total Repurchase Agreements
	(Cost $13,668,124)		13,668,124	0 .3

Shares			Value	Percentage of Net Assets
		Mutual Funds(3): 1.1%
585,000	(3), (4)	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.380%	585,000	0 .0
585,000	(3),(4)	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.490%	585,000	0 .0
50,115,000	(3),(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%	50,115,000	1 .1
	Total Mutual Funds
	(Cost $51,285,000)		51,285,000	1 .1

	Total Short-Term Investments
	(Cost $69,827,906)		69,827,906	1 .5

	Total Investments in Securities (Cost $4,391,976,225)		$ 4,738,741,670	99 .3
	Assets in Excess of Other Liabilities		33,524,107	0 .7
	Net Assets		$ 4,772,265,777	100 .0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2020.

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$ 4,573,621,613	$ –	$ –	$ 4,573,621,613
Exchange-Traded Funds	95,292,151	–	–	95,292,151
Short-Term Investments	–	69,827,906	–	69,827,906
Total Investments, at fair value	$ 4,668,913,764	$ 69,827,906	$ –	$ 4,738,741,670

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $4,400,038,750.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 636,235,209
Gross Unrealized Depreciation	(297,532,289)
Net Unrealized Appreciation	$ 338,702,920